Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Contributions made by the company to the 401 (k) plan	$ 0.3	$ 0.4	$ 0.3